FINANCE INCOME AND FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Income And Finance Costs Details Abstract
Interest income	$ 72	$ 11	$ 4
Interest and bank charges	(18)	(52)	(118)
Financial costs
Accretion of the other liabilities		(152)	(116)
Net foreign exchange gain	(7)	(1)	(10)
Net finance costs	47	(194)	(240)
Finance income	65	10	4
Finance costs	(18)	(204)	(244)
Net finance costs	$ 47	$ (194)	$ (240)